UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

SMALLCAP World Fund®
Investment portfolio

June 30, 2009
 unaudited

Common stocks — 90.15%	Shares	Value (000)

INDUSTRIALS — 17.02%
Container Corp. of India Ltd.[1]	6,121,060	$125,059
MSC Industrial Direct Co., Inc., Class A	3,123,700	110,829
Downer EDI Ltd.[1,2]	17,026,345	76,411
URS Corp.[3]	1,479,200	73,250
Watsco, Inc.	1,371,000	67,083
Ellaktor SA1	8,396,000	62,351
Jain Irrigation Systems Ltd.[1,2]	4,674,949	61,516
Michael Page International PLC[1]	14,629,333	57,677
Resources Connection, Inc.[2,3]	3,357,500	57,648
Monster Worldwide, Inc.[3]	4,000,000	47,240
SIA Engineering Co. Ltd.[1]	24,405,000	47,008
Navigant Consulting, Inc.[3]	3,185,000	41,150
MITIE Group PLC[1]	11,059,000	39,069
IDEX Corp.	1,560,000	38,329
MTU Aero Engines Holding AG1	1,022,100	37,307
Astaldi SpA[1,2]	5,344,954	36,774
Flughafen Wien AG, non-registered shares[1]	898,000	36,453
Sintex Industries Ltd.[1,2]	7,923,726	36,028
Delachaux SA1	535,045	36,018
Beacon Roofing Supply, Inc.[2,3]	2,479,225	35,850
Mine Safety Appliances Co.	1,321,600	31,851
De La Rue PLC[1]	2,070,243	31,065
Kaba Holding AG1	166,500	30,968
Manpower Inc.	707,000	29,934
Intertek Group PLC[1]	1,723,000	29,694
Robert Half International Inc.	1,242,440	29,346
United Stationers Inc.[3]	818,700	28,556
Murray & Roberts Holdings Ltd.[1]	4,360,577	28,440
LS Industrial Systems Co., Ltd.[1]	461,160	27,532
Uponor Oyj[1]	2,246,600	26,600
Ennis, Inc.[2]	2,065,810	25,740
Grontmij NV, depository receipts[1,2]	1,107,000	25,486
Pfeiffer Vacuum Technology AG, non-registered shares[1]	334,000	24,497
Brady Corp., Class A, nonvoting shares	974,700	24,484
Herman Miller, Inc.	1,570,000	24,084
Österreichische Post AG1	829,500	23,809
Ritchie Bros. Auctioneers Inc.	995,000	23,333
TaeWoong Co., Ltd.[1]	330,500	23,267
KBR, Inc.	1,248,000	23,013
Exponent, Inc.[2,3]	901,400	22,093
Santos Brasil Participações SA, units	3,876,000	21,731
Duff & Phelps Corp., Class A	1,216,000	21,620
Singapore Post Private Ltd.[1]	34,995,000	21,615
Shenzhen Expressway Co. Ltd., Class H1	42,916,000	20,402
TrueBlue, Inc.[2,3]	2,423,600	20,358
Travis Perkins PLC[1]	2,311,500	20,060
Houston Wire & Cable Co.[2]	1,678,900	19,996
Wilson Sons Ltd. (BDR)	2,484,000	19,244
Loomis AB, Class B1	1,870,000	18,633
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	722,546	18,541
Société BIC SA1	308,000	17,684
Graco Inc.	800,000	17,616
Dalian Port (PDA) Co. Ltd., Class H1	42,504,000	17,144
Aboitiz Equity Ventures, Inc.[1]	134,250,000	16,729
Pentair, Inc.	650,000	16,653
Goodpack Ltd.[1,2]	26,360,000	16,591
BELIMO Holding AG1	18,300	16,494
CoStar Group, Inc.[3]	400,000	15,948
Frigoglass SAIC[1]	1,867,833	15,320
Indutrade AB1	1,155,000	15,057
Kaydon Corp.	450,000	14,652
Koninklijke BAM Groep NV1	1,770,602	14,365
Trakya Cam Sanayii AS1,3	17,529,980	14,153
Avery Dennison Corp.	550,000	14,124
John Bean Technologies Corp.	1,103,120	13,811
Flowserve Corp.	195,442	13,644
BrisConnections Unit Trusts[1,2]	27,300,000	13,422
BayWa AG1	466,538	12,979
Samsung Engineering Co., Ltd.[1]	195,000	12,916
S1 Corp.[1]	296,000	12,583
PRONEXUS INC.[1]	1,627,000	11,766
Bureau Veritas SA1	225,000	11,095
Steelcase Inc., Class A	1,900,000	11,058
Permasteelisa SpA[1]	615,000	10,495
Korea Plant Service & Engineering Co., Ltd.[1]	400,000	10,425
Corporate Executive Board Co.	498,032	10,339
ITE Group PLC[1]	6,085,000	10,056
Joy Global Inc.	275,000	9,823
Actuant Corp., Class A	800,000	9,760
Northgate PLC[1,2]	5,634,822	9,237
Geberit AG1	74,000	9,125
Hays PLC[1]	6,355,000	8,980
Continental Airlines, Inc., Class B3	1,000,000	8,860
DCC PLC[1]	422,500	8,716
GfK AG1	404,800	8,422
Altra Holdings, Inc.[3]	1,081,948	8,104
Curtiss-Wright Corp.	268,600	7,985
Max India Ltd.[1,3]	1,795,000	7,955
TransDigm Group Inc.[3]	203,000	7,349
Lonrho PLC[1,2,3]	49,660,000	7,211
Ansaldo STS SpA[1]	390,000	7,191
Heidelberger Druckmaschinen AG1	1,270,000	7,081
Zumtobel AG1	690,000	7,056
Cintas Corp.	274,000	6,258
Alaska Air Group, Inc.[3]	340,000	6,208
ALL – América Latina Logística SA, units	1,000,000	6,152
LECG Corp.[2,3]	1,863,800	6,076
Temp Holdings Co., Ltd.[1]	703,600	5,790
Seco Tools AB, Class B1	650,000	5,786
Cpl Resources PLC[1,2]	2,975,986	5,429
Hopewell Highway Infrastructure Ltd.[1]	9,112,500	5,115
Landstar System, Inc.	135,000	4,848
Korea Electric Terminal Co., Ltd.[1]	309,710	4,103
Prysmian SpA[1]	260,000	3,916
Grafton Group PLC, units[1,3]	870,000	3,209
Charter International PLC[1]	430,000	3,073
IVRCL Infrastructures & Projects Ltd.[1]	255,000	1,808
Imagelinx PLC[1,2,3]	21,385,714	663
American Shipping Co. ASA[1,3]	544,600	593
Aker Philadelphia Shipyard ASA[1,4]	346,000	452
		2,438,495

CONSUMER DISCRETIONARY — 13.70%
Jumbo SA1,2	9,689,912	93,992
Billabong International Ltd.[1]	8,690,970	61,090
Pantaloon Retail (India) Ltd.[1,2]	8,524,816	54,270
Pantaloon Retail (India) Ltd., Class B1,2	551,250	2,472
CTC Media, Inc.[3]	4,776,000	56,452
Café de Coral Holdings Ltd.[1]	27,280,000	54,373
Fourlis[1,2]	4,074,000	52,732
NVR, Inc.[3]	103,500	51,997
Parkson Retail Group Ltd.[1]	36,252,500	51,708
Chipotle Mexican Grill, Inc., Class A3	341,806	27,344
Chipotle Mexican Grill, Inc., Class B3	288,000	20,100
Virgin Media Inc.[3]	4,952,500	46,306
Lions Gate Entertainment Corp.[2,3]	8,250,000	46,200
Central European Media Enterprises Ltd., Class A3	2,340,000	46,075
DeVry Inc.	900,000	45,036
Educomp Solutions Ltd.[1,3]	533,000	42,218
Blue Nile, Inc.[2,3]	941,140	40,460
Marvel Entertainment, Inc.[3]	1,100,000	39,149
Ekornes ASA[1,2]	2,937,598	39,115
priceline.com Inc.[3]	350,000	39,043
GEOX SpA[1]	5,425,880	38,827
lululemon athletica inc.[3]	2,768,214	36,070
WABCO Holdings Inc.	1,950,000	34,515
Weight Watchers International, Inc.	1,320,000	34,016
Navitas Ltd.[1]	15,077,690	33,219
CarMax, Inc.[3]	2,257,000	33,178
Tiffany & Co.	1,234,100	31,297
Parkson Holdings Bhd.[1]	19,825,000	28,688
REXLot Holdings Ltd.[1,3]	366,000,000	28,313
Live Nation, Inc.[2,3]	5,782,000	28,101
Harman International Industries, Inc.	1,281,550	24,093
AutoNation, Inc.[3]	1,375,000	23,856
Lojas Renner SA, ordinary nominative	2,150,000	23,692
Las Vegas Sands Corp.[3]	3,000,000	23,580
Timberland Co., Class A3	1,767,000	23,448
O’Reilly Automotive, Inc.[3]	600,000	22,848
Aristocrat Leisure Ltd.[1]	7,181,213	21,828
Halfords Group PLC[1]	4,200,000	21,521
Trinity Ltd.[1,2,4]	82,337,500	20,506
Expedia, Inc.[3]	1,254,398	18,954
Tractor Supply Co.[3]	456,100	18,846
Autoliv AB	645,000	18,557
Boyd Gaming Corp.[3]	2,000,000	17,000
American Public Education, Inc.[3]	425,000	16,834
China Dongxiang (Group) Co., Ltd.[1]	25,000,000	16,762
Leggett & Platt, Inc.	1,100,000	16,753
K12 Inc.[3]	725,018	15,624
Strayer Education, Inc.	70,000	15,268
Williams-Sonoma, Inc.	1,247,800	14,811
Urban Outfitters, Inc.[3]	675,000	14,087
Life Time Fitness, Inc.[3]	690,000	13,807
Nitori Co., Ltd.[1]	190,000	13,485
Grand Canyon Education, Inc.[3]	800,000	13,424
Rightmove PLC[1]	2,274,057	13,193
TOD’S SpA[1]	226,000	12,909
Domino’s Pizza Enterprises Ltd.[1,2]	4,759,100	12,240
Integrated Distribution Services Group Ltd.[1]	8,775,000	11,773
D.R. Horton, Inc.	1,250,000	11,700
Rational AG1	101,200	11,670
TAKKT AG1	1,071,778	11,422
Bloomsbury Publishing PLC[1,2]	5,405,000	11,006
Choice Hotels International, Inc.	400,000	10,644
Tupperware Brands Corp.	400,000	10,408
Pou Sheng International (Holdings) Ltd.[1,3]	69,320,000	10,341
ASOS PLC[1,3]	1,735,000	9,722
DSG international PLC[1]	24,553,542	9,320
Titan Industries Ltd.[1]	341,736	8,383
Signet Jewelers Ltd.	400,000	8,328
Schibsted ASA[1,3]	916,700	8,307
Ascent Media Corp., Class A3	304,764	8,101
P.F. Chang’s China Bistro, Inc.[3]	250,000	8,015
American Axle & Manufacturing Holdings, Inc.	2,300,000	7,912
Peet’s Coffee & Tea, Inc.[3]	290,000	7,308
Restaurant Group PLC[1]	2,950,000	6,954
ElringKlinger AG1	405,000	6,753
Banyan Tree Holdings Ltd.[1,3]	16,693,000	6,749
Bijou Brigitte modische Accessoires AG1	52,000	6,738
Saks Inc.[3]	1,457,500	6,457
Dolan Media Co.[3]	500,114	6,396
Praktiker Bau- und Heimwerkermärkte Holding AG1	605,280	5,917
HUGO BOSS AG1	215,000	5,289
Mekonomen AB1	348,374	5,210
Group 1 Automotive, Inc.	200,000	5,204
Headlam Group PLC[1]	1,239,685	5,178
USS Co., Ltd.[1]	100,000	5,131
Toll Corp.[3]	300,000	5,091
Bob Evans Farms, Inc.	175,000	5,030
Rambler Media Ltd.[1,3]	600,000	4,029
Gaming VC Holdings SA1	1,396,800	3,675
Consumers’ Waterheater Income Fund	500,000	2,714
Ten Alps PLC[1,2,3]	3,439,001	1,414
Spot Runner, Inc.[1,3,4]	2,980,544	766
Fontainebleau Resorts LLC, Class A, nonvoting units[1,3,4]	1,900,000	228
Mobile Travel Guide, Inc.[1,3,4]	96,033	16
CEC Unet PLC[1,2,3]	35,100,775	—
		1,963,581

HEALTH CARE — 12.11%
Inverness Medical Innovations, Inc.[3]	3,072,700	109,327
Cochlear Ltd.[1]	2,274,890	105,697
Thoratec Corp.[2,3]	3,076,500	82,389
Myriad Genetics, Inc.[3]	2,288,000	81,567
American Medical Systems Holdings, Inc.[2,3]	4,955,400	78,295
NuVasive, Inc.[3]	1,736,261	77,437
Illumina, Inc.[3]	1,425,000	55,489
Hikma Pharmaceuticals PLC[1]	6,769,153	52,352
ResMed Inc[3]	1,100,000	44,803
ResMed Inc (CDI)[1,3]	1,500,000	6,262
Fisher & Paykel Healthcare Corp. Ltd.[1,2]	26,890,690	50,596
Masimo Corp.[3]	2,091,200	50,419
Hologic, Inc.[3]	3,086,000	43,914
Millipore Corp.[3]	600,000	42,126
Nakanishi Inc.[1,2]	557,100	40,949
Volcano Corp.[2,3]	2,783,600	38,915
Integra LifeSciences Holdings Corp.[3]	1,370,000	36,319
Covance Inc.[3]	685,000	33,702
Pharmaceutical Product Development, Inc.	1,390,000	32,276
SonoSite, Inc.[2,3]	1,354,100	27,163
RHÖN-KLINIKUM AG, non-registered shares[1]	1,165,000	25,752
Beckman Coulter, Inc.	448,300	25,616
Intuitive Surgical, Inc.[3]	155,000	25,367
XenoPort, Inc.[3]	1,000,000	23,170
Laboratorios Almirall, SA1	2,051,800	22,781
Greatbatch, Inc.[3]	990,400	22,393
AMAG Pharmaceuticals, Inc.[3]	400,000	21,868
Medicis Pharmaceutical Corp., Class A	1,339,261	21,857
ZOLL Medical Corp.[2,3]	1,121,183	21,684
Ipca Laboratories Ltd.[1,2]	1,794,000	19,628
CardioNet, Inc.[2,3]	1,195,199	19,506
Invacare Corp.	1,088,400	19,210
DENTSPLY International Inc.	600,000	18,312
Martek Biosciences Corp.[3]	855,000	18,083
Bumrungrad Hospital PCL[1]	23,355,300	17,785
Mindray Medical International Ltd., Class A (ADR)	623,000	17,394
Abaxis, Inc.[3]	834,700	17,145
PSS World Medical, Inc.[3]	900,000	16,659
Tecan Group AG1	415,586	16,265
Sonic Healthcare Ltd.[1]	1,552,967	15,378
Tsumura & Co.[1]	490,000	15,268
Vibrac SA1	183,000	14,748
ArthroCare Corp.[3]	1,270,000	13,716
ev3 Inc.[3]	1,240,000	13,293
OJSC Pharmstandard (GDR)[1,3]	842,651	12,802
Applera Corp., Celera Corp.[3]	1,658,000	12,651
Auxilium Pharmaceuticals, Inc.[3]	400,000	12,552
Alexion Pharmaceuticals, Inc.[3]	300,000	12,336
Eurand NV3	850,000	11,050
TranS1 Inc.[2,3]	1,620,000	10,093
EGIS Nyrt.[1]	107,000	9,642
TECHNE Corp.	150,000	9,571
Vital Images, Inc.[2,3]	792,000	8,989
United Therapeutics Corp.[3]	100,000	8,333
Haemonetics Corp.[3]	129,100	7,359
Cypress Bioscience, Inc.[3]	750,000	7,065
Savient Pharmaceuticals, Inc.[3]	500,000	6,930
ABIOMED, Inc.[3]	754,200	6,652
Laboratorios Farmacéuticos ROVI, SA1	710,000	6,407
Newron Pharmaceuticals SpA[1,3]	257,000	6,312
Array BioPharma Inc.[3]	1,920,000	6,029
AS ONE Corp.[1]	253,000	4,529
Clínica Baviera, SA1,3	420,000	4,311
LifeCycle Pharma A/S1,3	2,275,000	4,012
Vical Inc.[3]	1,025,279	2,778
Krka, dd, Novo mesto[1]	27,820	2,725
WuXi PharmaTech (Cayman) Inc. (ADR)[3]	230,500	2,176
A&D Pharma Holdings NV (GDR)[1,3]	775,200	2,174
Vision-Sciences, Inc.[2,3]	2,200,000	2,024
Exiqon A/S1,3	450,000	1,231
Arpida Ltd.[1,3]	951,257	702
Hythiam, Inc.[3]	2,000,000	572
Allied Medical Ltd.[1,3]	147,030	24
		1,734,906

INFORMATION TECHNOLOGY — 12.03%
Kingboard Chemical Holdings Ltd.[1,2]	56,670,200	140,868
Digital River, Inc.[2,3]	2,522,800	91,628
AVEVA Group PLC[1,2]	5,225,000	61,691
Intersil Corp., Class A	4,527,000	56,904
KLA-Tencor Corp.	2,196,000	55,449
VTech Holdings Ltd.[1]	7,902,000	54,167
SkillSoft PLC (ADR)[2,3]	6,575,000	51,285
National Instruments Corp.	2,072,653	46,759
Autodesk, Inc.[3]	2,403,000	45,609
Semtech Corp.[3]	2,746,053	43,690
Ultimate Software Group, Inc.[2,3]	1,601,200	38,813
Fidelity National Information Services, Inc.	1,925,000	38,423
Hittite Microwave Corp.[3]	1,065,000	37,009
IAC/InterActiveCorp[3]	2,300,000	36,915
AAC Acoustic Technologies Holdings Inc.[1]	44,865,000	35,666
Novellus Systems, Inc.[3]	2,132,000	35,604
Palm, Inc.[3]	1,850,000	30,655
Veeco Instruments Inc.[2,3]	2,566,396	29,745
Red Hat, Inc.[3]	1,464,609	29,483
Verifone Holdings, Inc.[3]	3,636,500	27,310
Kingboard Laminates Holdings Ltd.[1]	53,064,236	26,719
Hana Microelectronics PCL[1,2]	53,925,000	25,603
Microchip Technology Inc.	1,100,000	24,805
Varian Semiconductor Equipment Associates, Inc.[3]	972,500	23,330
Logitech International SA3	1,650,000	23,100
Internet Brands, Inc., Class A3	3,272,895	22,910
Avid Technology, Inc.[3]	1,633,400	21,904
Advantest Corp.[1]	1,200,000	21,640
Internet Capital Group, Inc.[2,3]	3,096,000	20,836
OnMobile Global Ltd.[1,3]	2,230,000	20,247
Trimble Navigation Ltd.[3]	1,000,000	19,630
Global Unichip Corp.[1]	4,120,076	19,287
Perfect World Co., Ltd., Class B (ADR)[3]	628,000	17,961
Wistron Corp. (GDR)[1]	883,450	14,598
Wistron Corp.[1]	2,004,000	3,311
Halma PLC[1]	5,365,000	17,601
Neopost SA1	191,077	17,177
Littelfuse, Inc.[3]	850,000	16,966
Echelon Corp.[3]	2,000,000	16,960
Global Payments Inc.	443,000	16,595
Kapsch TrafficCom AG1	548,989	16,186
Akamai Technologies, Inc.[3]	827,000	15,862
FormFactor, Inc.[3]	900,000	15,516
ACI Worldwide, Inc.[3]	1,073,493	14,986
Lender Processing Services, Inc.	528,000	14,663
Redington (India) Ltd.[1]	2,680,868	13,506
Celestica Inc.[3]	1,900,000	12,958
Solera Holdings, Inc.[3]	500,000	12,700
Heartland Payment Systems, Inc.	1,200,000	11,484
Infotech Enterprises Ltd.[1,2]	3,000,000	11,137
Renishaw PLC[1]	1,968,738	11,066
Acer Inc.[1]	6,200,000	10,746
SINA Corp.[3]	355,000	10,465
DTS, Inc.[3]	379,300	10,268
Sun Microsystems, Inc.[3]	1,100,000	10,142
Blackboard Inc.[3]	350,000	10,101
Orbotech Ltd.[3]	1,128,317	9,760
OBIC Co., Ltd.[1]	58,600	9,499
Cadence Design Systems, Inc.[3]	1,500,000	8,850
austriamicrosystems AG, non-registered shares[1,2,3]	715,000	8,579
VistaPrint Ltd.[3]	200,000	8,530
Intermec, Inc.[3]	625,000	8,063
Finisar Corp.[3]	13,321,895	7,593
Inspur International Ltd.[1]	43,360,000	7,477
Comverse Technology, Inc.[3]	860,000	7,353
Ono Sokki Co., Ltd.[1,2]	1,609,000	7,014
Techwell, Inc.[3]	825,000	7,013
DigiTech Systems Co., Ltd.[1,3]	348,000	6,306
Spectris PLC[1]	680,000	6,178
TIBCO Software Inc.[3]	740,854	5,312
KAB Distribution Inc.[2,3]	9,700,000	5,257
Delta Electronics (Thailand) PCL[1]	12,150,000	4,535
Wincor Nixdorf AG1	80,000	4,485
DemandTec, Inc.[3]	445,000	3,916
LoopNet, Inc.[3]	487,543	3,778
Delta Networks, Inc.[1]	14,000,000	3,648
SEEK Ltd.[1]	999,737	3,343
Oakton Ltd.[1]	1,520,000	2,605
Hutchinson Technology Inc.[2,3]	1,286,035	2,508
Mentor Graphics Corp.[3]	112,000	613
HSW International, Inc.[3,4]	815,215	192
HSW International, Inc.[1,3,4]	294,693	48
		1,723,094

FINANCIALS — 11.01%
Kotak Mahindra Bank Ltd.[1]	6,221,762	82,126
City National Corp.	2,179,000	80,253
Redwood Trust, Inc.[2]	4,750,000	70,110
Daegu Bank, Ltd.[1]	6,361,090	58,156
BOK Financial Corp.	1,520,000	57,258
Glacier Bancorp, Inc.[2]	3,659,000	54,043
SVB Financial Group[2,3]	1,939,000	52,780
Industrial and Commercial Bank of China (Asia) Ltd.[1]	29,083,137	52,479
Cullen/Frost Bankers, Inc.	1,091,000	50,317
Dah Sing Financial Holdings Ltd.[1]	11,649,400	47,464
IG Group Holdings PLC[1]	10,021,000	46,264
Champion Real Estate Investment Trust[1]	119,806,475	39,099
Hospitality Properties Trust	3,150,000	37,453
Ascendas Real Estate Investment Trust[1]	31,486,550	34,484
Mercury General Corp.	1,000,724	33,454
Jammu and Kashmir Bank Ltd.[1,2]	3,149,500	32,689
Indiabulls Real Estate Ltd.[1]	8,000,000	32,651
First Niagara Financial Group, Inc.	2,849,800	32,545
eHealth, Inc.[2,3]	1,830,000	32,318
Central Pattana PCL[1]	49,016,000	28,037
Topdanmark A/S1,3	235,700	27,553
Northwest Bancorp, Inc.	1,350,000	25,461
Robinsons Land Corp., Class B1,2	178,548,300	25,072
Westamerica Bancorp.	500,000	24,805
Busan Bank[1]	3,518,000	24,026
Banco Compartamos, SA, Institución de Banca Múltiple, Class O	7,250,000	23,521
Dolphin Capital Investors Ltd.[1,2,3]	36,765,400	23,312
Portfolio Recovery Associates, Inc.[3]	515,000	19,946
Gruppo MutuiOnline SpA[1,2]	3,160,000	18,955
Eaton Vance Corp., nonvoting shares	700,000	18,725
Bajaj Holdings & Investment Ltd.[1]	2,285,000	17,515
Rayonier Inc.	450,000	16,357
Banque Cantonale Vaudoise[1]	51,000	16,096
Banco Cruzeiro do Sol SA, preferred nominative	5,543,100	15,821
Brown & Brown, Inc.	775,000	15,446
JSE Ltd.[1]	2,420,000	15,240
CapitalSource Inc.	3,100,000	15,128
MGIC Investment Corp.	3,350,000	14,740
Hargreaves Lansdown PLC[1]	4,267,468	14,369
Azimut Holding SpA[1]	1,496,663	14,185
Home Federal Bancorp, Inc.[2]	1,384,249	14,105
Sterling Bancshares, Inc.	2,165,314	13,706
Banco Macro SA, Class B (ADR)[3]	841,915	13,631
Bolsa Mexicana de Valores, SAB de CV, Series A3	14,350,000	13,101
Ascendas India Trust[1]	27,564,000	13,071
CapitaRetail China Trust[1]	16,840,000	12,375
Hopewell Holdings Ltd.[1]	3,755,000	11,720
Hung Poo Real Estate Development Corp.[1]	9,317,250	11,644
Banco ABC Brasil SA, preferred nominative	3,060,700	11,622
Alexandria Real Estate Equities, Inc.	300,000	10,737
AEON Mall Co., Ltd.[1]	508,900	9,629
United Financial Bancorp, Inc.	685,000	9,467
Banco Daycoval SA, preferred nominative	2,539,300	9,189
Westfield Financial, Inc.	985,000	8,924
Oslo Børs VPS Holding ASA[1]	1,002,335	8,569
Asya Katilim Bankasi AS, Class B1,3	6,090,009	8,407
Paraná Banco SA, preferred nominative	2,318,400	8,378
Cathay Real Estate Development Co. Ltd.[1]	17,400,000	6,942
Islamic Arab Insurance Co. (Salama)[1,3]	21,700,000	6,765
RenaissanceRe Holdings Ltd.	141,000	6,562
CapitaMall Trust, units[1]	6,100,000	5,876
Kiatnakin Bank PCL[1]	12,200,000	5,872
Hellenic Exchanges SA1	475,000	5,296
Discover Financial Services	500,000	5,135
China Banking Corp.[1]	546,838	3,748
P/F Føroya Banki[1,3]	127,273	2,939
		1,577,663

MATERIALS — 6.35%
AptarGroup, Inc.	2,459,682	83,063
Talvivaara Mining Co. Ltd.[1,3]	10,623,800	59,604
Huabao International Holdings Ltd.[1]	49,520,000	47,862
Aquarius Platinum Ltd.[1]	8,333,333	32,485
Aquarius Platinum Ltd. (GBP denominated)[1]	3,862,983	14,827
James Hardie Industries NV1,3	12,100,609	40,695
Symrise AG1	2,634,102	38,970
Croda International PLC[1]	3,860,000	33,966
Rhodia SA1,3	4,495,853	33,965
African Minerals Ltd.[1,3]	8,201,000	31,752
Peter Hambro Mining PLC[1]	2,921,580	29,406
Calgon Carbon Corp.[3]	1,925,000	26,738
Bemis Co., Inc.	1,000,000	25,200
Sealed Air Corp.	1,187,800	21,915
Kansai Paint Co., Ltd.[1]	2,735,000	19,581
FUCHS PETROLUB AG1	332,517	18,149
Kenmare Resources PLC[1,2,3]	51,336,000	16,069
Kenmare Resources PLC[2,3,4]	4,620,000	1,443
China Shanshui Cement Group Ltd.[1]	25,200,000	17,388
Intrepid Potash, Inc.[3]	618,013	17,354
RTI International Metals, Inc.[3]	920,000	16,256
PT Indocement Tunggal Prakarsa Tbk[1]	21,125,000	16,005
Rusoro Mining Ltd.[2,3,4]	20,000,000	8,258
Rusoro Mining Ltd.[2,3]	17,860,000	7,374
LANXESS AG1	625,000	15,499
RPM International, Inc.	1,000,000	14,040
Mineral Deposits Ltd.[1,2,3]	16,142,844	7,985
Mineral Deposits Ltd. (CAD denominated)[1,2,3]	6,300,000	3,116
Mineral Deposits Ltd. (CAD denominated)[1,2,3]	6,100,000	2,775
Centamin Egypt Ltd. (GBP denominated)[1,3]	9,570,037	13,670
Centamin Egypt Ltd.[1,3]	3,000	4
Alumina Ltd.[1]	11,517,000	13,222
United Phosphorus Ltd.[1]	4,140,000	12,335
Gold Wheaton Gold Corp.[3,4]	42,440,000	9,857
Gold Wheaton Gold Corp.[3]	10,000,000	2,323
Gem Diamonds Ltd.[1,3,4]	3,852,000	9,762
Gem Diamonds Ltd.[1,3]	800,000	2,027
Yamana Gold Inc.	1,200,000	10,674
Lynas Corp. Ltd.[1,3]	27,488,451	10,217
KazakhGold Group Ltd. (GDR)[1,3,5]	948,000	5,719
KazakhGold Group Ltd. (GDR)[1,3]	648,689	3,913
Sino-Forest Corp.[3]	900,000	9,600
Buzzi Unicem SpA[1]	673,000	9,578
Central African Mining & Exploration Co. PLC[1,3]	51,546,569	9,210
Sika AG, non-registered shares[1]	7,800	8,663
Minerals Technologies Inc.	220,000	7,924
CGA Mining Ltd.[3]	6,800,000	7,838
Cheil Industries Inc.[1]	202,000	7,262
Birla Corp. Ltd.[1]	1,648,000	7,100
Northern Iron Ltd.[1,3]	6,043,597	6,360
Zep Inc.	518,126	6,243
Obtala Resources PLC[1,2,3,4]	7,950,000	3,268
Obtala Resources PLC[1,2,3]	7,000,000	2,878
Cementir Holding SpA[1]	1,600,000	6,114
Eastern Platinum Ltd.[3]	10,105,450	4,521
Eastern Platinum Ltd.[3,4]	2,500,000	1,118
Polo Resources Ltd.[1,3]	61,936,200	3,822
Banro Corp.[3]	1,000,000	1,806
Banro Corp.[3,4]	890,000	1,608
Mangalam Cement Ltd.[1]	900,000	2,124
J.K. Cement Ltd.[1]	945,000	1,943
AMG Advanced Metallurgical Group NV1,3	264,426	1,802
Oxus Gold PLC[1,3]	15,915,000	1,483
PT Semen Gresik[1,3]	2,200,000	1,053
Vatukoula Gold Mines PLC[1,3,4]	54,150,000	890
Zoloto Resources Ltd.[1,2,3]	8,175,000	169
		909,840

ENERGY — 5.45%
Heritage Oil Ltd.[1,2,3]	15,508,000	136,166
BJ Services Co.	5,712,400	77,860
Pacific Rubiales Energy Corp.[3]	7,935,000	65,460
Helmerich & Payne, Inc.	2,099,400	64,808
KNM Group Bhd.[1,2]	231,151,000	55,590
FMC Technologies, Inc.[3]	1,295,000	48,666
Core Laboratories NV	544,205	47,427
Banpu PCL[1]	4,755,300	46,899
Concho Resources Inc.[3]	1,270,100	36,439
Uranium One Inc.[3]	13,580,500	31,191
WorleyParsons Ltd.[1]	1,339,556	25,528
Eurasia Drilling Co. Ltd. (GDR)[1]	2,190,000	24,534
Bill Barrett Corp.[3]	700,000	19,222
Regal Petroleum PLC[1,2,3]	18,487,000	19,004
Niko Resources Ltd.	260,000	17,892
Centennial Coal Co. Ltd.[1]	5,927,391	11,664
Petroceltic International PLC[1,2,3]	68,700,000	11,080
Encore Acquisition Co.[3]	350,000	10,798
Bankers Petroleum Ltd.[3]	4,567,933	7,819
Bankers Petroleum Ltd.[3,4]	733,333	1,255
Value Creation Inc.[1,3,4]	4,529,354	8,411
Gulf Keystone Petroleum Ltd.[1,2,3,4]	23,700,000	4,981
Zhaikmunai LP (GDR)[1,3,5]	790,000	4,345
FLEX LNG Ltd.[1,3]	920,335	1,860
Mart Resources, Inc.[3,4]	12,459,375	911
Oilexco Inc.[3]	6,808,600	293
Oilexco Inc. (GBP denominated)[1,3,4]	2,900,000	124
Oilexco Inc.[3,4]	520,000	22
High Arctic Energy Services Inc.[3]	1,923,000	165
		780,414

CONSUMER STAPLES — 3.63%
Lindt & Sprüngli AG1	1,694	37,458
Lindt & Sprüngli AG, participation certificate[1]	19,166	35,888
Bare Escentuals, Inc.[3]	4,324,400	38,357
Hypermarcas SA, ordinary nominative[3]	2,906,200	35,994
China Yurun Food Group Ltd.[1]	21,875,000	32,995
ARYZTA AG1,3	1,018,000	32,582
Kernel Holding SA1,3	3,243,300	32,397
MARR SpA[1,2]	3,380,063	26,137
First Pacific Co. Ltd.[1]	44,300,000	25,595
Hain Celestial Group, Inc.[3]	1,590,000	24,820
Whole Foods Market, Inc.	1,025,000	19,455
Thai Union Frozen Products PCL[1]	27,000,000	18,768
Poslovni sistem Mercator, dd1	69,933	15,968
Drogasil SA, ordinary nominative	1,563,900	14,938
PT BISI International Tbk[1,3]	74,836,500	13,594
Emmi AG1	136,100	13,557
GlaxoSmithKline Consumer Healthcare Ltd.[1]	635,897	13,130
Origin Enterprises PLC[1,3]	3,213,300	10,834
Tassal Group Ltd.[1]	6,500,000	10,158
Coca-Cola Icecek AS, Class C1	1,672,785	9,515
AMOREPACIFIC Corp.[1]	17,600	9,447
China Milk Products Group Ltd.[1]	30,800,000	8,495
Universal Robina Corp.[1]	51,235,000	7,447
Chattem, Inc.[3]	100,000	6,810
Alfa-Beta Vassilopoulos SA1	142,808	6,780
PrimeAg Australia Ltd.[1,3]	7,000,000	5,880
Fresh Del Monte Produce Inc.[3]	328,357	5,339
China Green (Holdings) Ltd.[1]	5,091,000	5,284
Gr. Sarantis ABEE[1,3]	622,343	3,110
		520,732

TELECOMMUNICATION SERVICES — 2.03%
tw telecom inc.[3]	5,985,000	61,466
Cellcom Israel Ltd. (ILS denominated)[1]	855,000	22,785
Cellcom Israel Ltd.	850,000	22,585
CenturyTel, Inc.	1,377,400	42,286
Partner Communications Co. Ltd.[1]	2,065,000	35,287
True Corp. PCL[1,3]	344,540,000	23,822
LG Telecom Ltd.[1]	3,770,000	23,743
DiGi.Com Bhd.[1]	2,927,500	18,497
Total Access Communication PCL[1]	17,046,000	15,368
Globe Telecom, Inc.[1]	526,867	10,355
NTELOS Holdings Corp.	500,000	9,210
StarHub Ltd[1]	3,246,840	4,793
		290,197

UTILITIES — 1.88%
Xinao Gas Holdings Ltd.[1,2]	57,520,000	98,637
Glow Energy PCL[1]	47,934,700	47,802
Manila Water Co., Inc.[1,2]	111,206,800	33,448
AES Tietê SA, preferred nominative	2,400,000	24,954
Northumbrian Water Group PLC[1]	5,270,000	21,487
Thai Tap Water Supply PCL[1]	147,630,000	17,831
CESC Ltd.[1]	1,746,400	10,041
Acea SpA[1]	602,485	7,360
Electricity Generating PCL[1]	2,285,000	4,994
Tanjong PLC[1]	890,000	3,366
		269,920

MISCELLANEOUS — 4.94%
Other common stocks in initial period of acquisition		707,459

Total common stocks (cost: $13,845,687,000)		12,916,301

Rights & warrants — 0.02%

MATERIALS — 0.01%
Gold Wheaton Gold Corp., warrants, expire 2011[1,3,4]	17,500,000	869
Gold Wheaton Gold Corp., warrants, expire 2013[3,4]	3,720,000	160
		1,029

ENERGY — 0.00%
Bankers Petroleum Ltd., warrants, expire 2012[3,4]	366,667	208

INDUSTRIALS — 0.00%
Goodpack Ltd., warrants, expire 2009[1,2,3]	2,459,750	8

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		1,995

Total rights & warrants (cost: $3,248,000)		3,240

	Shares or
Convertible securities — 0.27%	principal amount

HEALTH CARE — 0.19%
Fluidigm Corp., Series E, convertible preferred[1,2,3,4]	1,251,055	17,515
BG Medicine, Inc., Series D, convertible preferred[1,2,3,4]	1,538,462	10,000
		27,515

MATERIALS — 0.07%
Peter Hambro Mining PLC 7.125% convertible debentures 2010	$10,200,000	9,894

TELECOMMUNICATION SERVICES — 0.01%
tw telecom inc. 2.375% convertible debentures 2026	$1,600,000	1,346

CONSUMER DISCRETIONARY — 0.00%
Spot Runner, Inc., Series C, convertible preferred[1,3,4]	1,626,016	418

Total convertible securities (cost: $43,184,000)		39,173

	Principal amount	Value
Bonds & notes — 0.06%	(000)	(000)

FINANCIALS — 0.06%
Zions Bancorporation 5.65% 2014	$760	$550
Zions Bancorporation 5.50% 2015	3,575	2,576
Zions Bancorporation 6.00% 2015	7,680	5,498

Total bonds & notes (cost: $8,219,000)		8,624

Short-term securities — 9.53%

Freddie Mac 0.15%–0.75% due 7/9–11/2/2009	379,000	378,740
U.S. Treasury Bills 0.133%–1.40% due 7/2–12/17/2009	232,330	232,230
Canada Bills 0.21%–0.50% due 7/8–10/13/2009	124,400	124,342
Federal Home Loan Bank 0.155%–0.21% due 7/24–8/25/2009	104,400	104,375
KfW 0.20%–0.25% due 7/20–9/22/2009[5]	95,000	94,958
Fannie Mae 0.15%–0.40% due 7/14–12/29/2009	89,587	89,520
Calyon North America Inc. 0.26%–0.30% due 7/1–8/3/2009	81,200	81,186
Caisse d’Amortissement de la Dette Sociale 0.39%–0.41% due 7/27–8/4/2009	51,400	51,392
Province of Ontario 0.26% due 9/30/2009	31,300	31,279
Denmark (Kingdom of) 0.31% due 7/1/2009	25,000	25,000
Chevron Funding Corp. 0.22% due 7/10/2009	25,000	24,998
National Australia Funding (Delaware) Inc. 0.47% due 7/17/2009[5]	25,000	24,995
Citigroup Funding Inc., FDIC insured, 0.25% due 8/18/2009	25,000	24,991
E.I. duPont de Nemours and Co. 0.20% due 7/30/2009[5]	20,000	19,997
Merck & Co. Inc. 0.22% due 7/20/2009	16,500	16,498
Société Générale North America, Inc. 0.32% due 8/5/2009	16,000	15,993
Unilever Capital Corp. 0.21%–0.22% due 9/8/2009[5]	14,600	14,589
Siemens Capital Co. LLC 0.20% due 7/9/2009[5]	10,000	9,999

Total short-term securities (cost: $1,365,061,000)		1,365,082

Total investment securities (cost: $15,265,399,000)		14,332,420
Other assets less liabilities		(4,324)

Net assets		$14,328,096

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $6,208,935,000, which represented 43.33% of the net assets of the fund. This amount includes $6,111,091,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]The fund owns 5% or more of the outstanding voting shares of this company. See the table on page 15 for additional information.
[3]Security did not produce income during the last 12 months.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Trinity Ltd.	12/6/2007	$37,508	$20,506	.14%
Fluidigm Corp., Series E, convertible preferred	12/21/2006–10/24/2007	17,515	17,515	.12
Gold Wheaton Gold Corp.	6/27/2008–2/24/2009	10,625	9,857	.07
Gold Wheaton Gold Corp., warrants, expire 2011	2/24/2009	47	869	.01
Gold Wheaton Gold Corp., warrants, expire 2013	6/27/2008	—	160	.00
BG Medicine, Inc., Series D, convertible preferred	7/9/2008	10,000	10,000	.07
Gem Diamonds Ltd.	4/1/2009	5,519	9,762	.07
Value Creation Inc.	8/25/2005–9/1/2006	33,229	8,411	.06
Rusoro Mining Ltd.	3/10/2009	9,256	8,258	.06
Gulf Keystone Petroleum Ltd.	7/22/2008	13,210	4,981	.03
Obtala Resources PLC	2/26/2009	1,921	3,268	.02
Banro Corp.	7/26/2005	3,799	1,608	.01
Bankers Petroleum Ltd.	2/22/2007	1,173	1,255	.01
Bankers Petroleum Ltd., warrants, expire 2012	2/22/2007	—	208	.00
Kenmare Resources PLC	6/30/2009	1,455	1,443	.01
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	766	.01
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	418	.00
Eastern Platinum Ltd.	4/3/2007	4,100	1,118	.01
Mart Resources, Inc.	1/16/2007–9/7/2007	5,594	911	.01
Vatukoula Gold Mines PLC	6/4/2008	4,519	890	.01
Aker Philadelphia Shipyard ASA	12/5/2007	3,626	452	.00
HSW International, Inc.	10/2/2007	3,000	192	.00
HSW International, Inc.	12/17/2007	907	48	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	228	.00
Oilexco Inc. (GBP denominated)	12/15/2005	9,456	124	.00
Oilexco Inc.	3/7/2007	3,454	22	.00
Mobile Travel Guide, Inc.	12/17/2007	24	16	.00

Total restricted securities		$222,508	$103,286	.72%

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $174,602,000, which represented 1.22% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts	GDR = Global Depositary Receipts	ILS = Israeli shekels
BDR = Brazilian Depositary Receipts	CAD = Canadian dollars
CDI = CREST Depository Interest	GBP = British pounds

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/09 (000)

Kingboard Chemical Holdings Ltd.	52,648,200	6,700,000	2,678,000	56,670,200	$2,194	$140,868
Heritage Oil Ltd.	12,898,000	2,610,000	—	15,508,000	—	136,166
Xinao Gas Holdings Ltd.	51,038,000	6,482,000	—	57,520,000	1,314	98,637
Jumbo SA	4,844,956	4,844,956	—	9,689,912	2,737	93,992
Digital River, Inc.	1,575,000	1,497,800	550,000	2,522,800	—	91,628
Thoratec Corp.	—	3,076,500	—	3,076,500	—	82,389
American Medical Systems Holdings, Inc.	5,370,000	—	414,600	4,955,400	—	78,295
Downer EDI Ltd.	23,026,345	—	6,000,000	17,026,345	1,203	76,411
Redwood Trust, Inc.	1,440,000	3,310,000	—	4,750,000	830	70,110
AVEVA Group PLC*	720,396	4,504,604	—	5,225,000	680	61,691
Jain Irrigation Systems Ltd.	1,248,000	3,426,949	—	4,674,949	—	61,516
Resources Connection, Inc.	3,027,336	330,164	—	3,357,500	—	57,648
Pantaloon Retail (India) Ltd.	5,500,000	3,024,816	—	8,524,816	70	54,270
Pantaloon Retail (India) Ltd., Class B	—	551,250	—	551,250	8	2,472
KNM Group Bhd.	131,151,000	100,000,000	—	231,151,000	783	55,590
Glacier Bancorp, Inc.	—	3,659,000	—	3,659,000	557	54,043
SVB Financial Group	—	1,939,000	—	1,939,000	—	52,780
Fourlis	4,074,000	—	—	4,074,000	1,845	52,732
SkillSoft PLC (ADR)	7,225,000	—	650,000	6,575,000	—	51,285
Fisher & Paykel Healthcare Corp. Ltd.	15,890,690	11,000,000	—	26,890,690	1,671	50,596
Lions Gate Entertainment Corp.	8,250,000	—	—	8,250,000	—	46,200
Nakanishi Inc.	491,100	66,000	—	557,100	403	40,949
Blue Nile, Inc.	941,140	—	—	941,140	—	40,460
Ekornes ASA	2,937,598	—	—	2,937,598	1,349	39,115
Volcano Corp.	2,777,400	166,200	160,000	2,783,600	—	38,915
Ultimate Software Group, Inc.*	1,200,000	555,000	153,800	1,601,200	—	38,813
Astaldi SpA	5,263,954	81,000	—	5,344,954	603	36,774
Sintex Industries Ltd.	3,230,250	7,652,476	2,959,000	7,923,726	—	36,028
Beacon Roofing Supply, Inc.	2,674,800	279,225	474,800	2,479,225	—	35,850
Manila Water Co., Inc.	111,206,800	—	—	111,206,800	349	33,448
Jammu and Kashmir Bank Ltd.	3,149,500	—	—	3,149,500	—	32,689
eHealth, Inc.	1,580,000	250,000	—	1,830,000	—	32,318
Veeco Instruments Inc.	2,306,396	260,000	—	2,566,396	—	29,745
Live Nation, Inc.	4,000,000	1,782,000	—	5,782,000	—	28,101
SonoSite, Inc.	1,254,866	170,000	70,766	1,354,100	—	27,163
MARR SpA	3,202,500	177,563	—	3,380,063	1,734	26,137
Ennis, Inc.	1,032,000	1,033,810	—	2,065,810	800	25,740
Hana Microelectronics PCL	53,925,000	—	—	53,925,000	1,799	25,603
Grontmij NV, depository receipts	1,282,000	—	175,000	1,107,000	1,459	25,486
Robinsons Land Corp., Class B	122,188,300	56,360,000	—	178,548,300	567	25,072
Dolphin Capital Investors Ltd.	33,715,400	3,050,000	—	36,765,400	—	23,312
Exponent, Inc.	—	901,400	—	901,400	—	22,093
ZOLL Medical Corp.	1,655,000	376,183	910,000	1,121,183	—	21,684
Internet Capital Group, Inc.	3,096,000	—	—	3,096,000	—	20,836
Trinity Ltd.	82,337,500	—	—	82,337,500	510	20,506
TrueBlue, Inc.	1,649,398	774,202	—	2,423,600	—	20,358
Houston Wire & Cable Co.	1,678,900	—	—	1,678,900	428	19,996
Ipca Laboratories Ltd.	1,794,000	—	—	1,794,000	262	19,628
CardioNet, Inc.	664,000	666,840	135,641	1,195,199	—	19,506
Regal Petroleum PLC	10,317,000	8,170,000	—	18,487,000	—	19,004
Gruppo MutuiOnline SpA	3,160,000	—	—	3,160,000	734	18,955
Fluidigm Corp., Series E,
convertible preferred	4,378,695	—	3,127,640	1,251,055	—	17,515
Kenmare Resources PLC	51,336,000	—	—	51,336,000	—	16,069
Kenmare Resources PLC	—	4,620,000	—	4,620,000	—	1,443
Goodpack Ltd.	22,248,000	4,112,000	—	26,360,000	484	16,591
Goodpack Ltd., warrants, expire 2009	2,459,750	—	—	2,459,750	—	8
Rusoro Mining Ltd.	—	20,000,000	—	20,000,000	—	8,258
Rusoro Mining Ltd.	—	17,860,000	—	17,860,000	—	7,374
Home Federal Bancorp, Inc.	1,384,249	—	—	1,384,249	228	14,105
Mineral Deposits Ltd.	16,142,844	—	—	16,142,844	—	7,985
Mineral Deposits Ltd. (CAD denominated)	6,300,000	—	—	6,300,000	—	3,116
Mineral Deposits Ltd. (CAD denominated)	—	6,100,000	—	6,100,000	—	2,775
BrisConnections Unit Trusts	27,300,000	—	—	27,300,000	15	13,422
Domino’s Pizza Enterprises Ltd.	4,563,190	195,910	—	4,759,100	129	12,240
Infotech Enterprises Ltd.	3,000,000	—	—	3,000,000	94	11,137
Petroceltic International PLC	—	68,700,000	—	68,700,000	—	11,080
Bloomsbury Publishing PLC	5,405,000	—	—	5,405,000	358	11,006
TranS1 Inc.	—	1,620,000	—	1,620,000	—	10,093
BG Medicine, Inc., Series D
convertible preferred	1,538,462	—	—	1,538,462	—	10,000
Northgate PLC	4,114,822	1,520,000	—	5,634,822	739	9,237
Vital Images, Inc.	792,000	—	—	792,000	—	8,989
austriamicrosystems AG,
non-registered shares	715,000	—	—	715,000	—	8,579
Lonrho PLC	14,275,000	35,385,000	—	49,660,000	—	7,211
Ono Sokki Co., Ltd.	1,609,000	—	—	1,609,000	322	7,014
Obtala Resources PLC	—	7,950,000	—	7,950,000	—	3,268
Obtala Resources PLC*	7,000,000	—	—	7,000,000	—	2,878
LECG Corp.*	239,585	1,624,215	—	1,863,800	—	6,076
Cpl Resources PLC	2,975,986	—	—	2,975,986	58	5,429
KAB Distribution Inc.	8,000,000	1,700,000	—	9,700,000	—	5,257
Gulf Keystone Petroleum Ltd.	23,700,000	—	—	23,700,000	—	4,981
Hutchinson Technology Inc.	1,836,035	—	550,000	1,286,035	—	2,508
Vision-Sciences, Inc.	2,200,000	—	—	2,200,000	—	2,024
Ten Alps PLC	1,815,000	1,624,001	—	3,439,001	—	1,414
Imagelinx PLC	21,385,714	—	—	21,385,714	—	663
Zoloto Resources Ltd.	8,175,000	—	—	8,175,000	—	169
CEC Unet PLC	35,100,775	—	—	35,100,775	—	—
Abaxis, Inc.†	1,609,700	25,000	800,000	834,700	—	—
ACI Worldwide, Inc.†	2,742,400	—	1,668,907	1,073,493	—	—
Altra Holdings, Inc.†	1,905,548	—	823,600	1,081,948	—	—
American Axle & Manufacturing
Holdings, Inc.†	4,300,000	—	2,000,000	2,300,000	86	—
AMG Advanced Metallurgical Group NV†	2,143,960	94,040	1,973,574	264,426	—	—
Andersons Inc.†	1,247,000	—	1,247,000	—	110	—
Apollo Hospitals Enterprise Ltd.†	3,275,000	—	3,275,000	—	—	—
Arpida Ltd.†	1,231,509	—	280,252	951,257	—	—
ArthroCare Corp.†	2,117,000	100,000	947,000	1,270,000	—	—
AtriCure, Inc.†	824,500	—	824,500	—	—	—
Banyan Tree Holdings Ltd.†	44,333,000	—	27,640,000	16,693,000	—	—
Busan Bank†	9,594,500	—	6,076,500	3,518,000	466	—
Café de Coral Holdings Ltd.†	31,550,000	1,140,000	5,410,000	27,280,000	1,235	—
Calgon Carbon Corp.†	2,459,300	570,700	1,105,000	1,925,000	—	—
Chuang’s China Investments Ltd.†	112,439,000	—	112,439,000	—	—	—
Concho Resources Inc.†	4,806,820	—	3,536,720	1,270,100	—	—
Cougar Biotechnology, Inc.†	1,000,000	—	1,000,000	—	—	—
Cougar Biotechnology, Inc.†	100,000	—	100,000	—	—	—
Daegu Bank, Ltd.†	10,570,000	—	4,208,910	6,361,090	1,052	—
Emeco Holdings Ltd.†	41,027,381	—	41,027,381	—	—	—
Entertainment Rights PLC†	42,281,102	—	42,281,102	—	—	—
First Calgary Petroleums Ltd.†	10,846,000	—	10,846,000	—	—	—
First Calgary Petroleums Ltd.
(GBP denominated)†	4,800,000	—	4,800,000	—	—	—
Gaming VC Holdings SA†	1,396,800	305,000	305,000	1,396,800	639	—
Genesis Lease Ltd. (ADR)†	2,292,579	—	2,292,579	—	132	—
G-Shank Enterprise Co., Ltd.†	16,838,438	—	16,838,438	—	—	—
Hain Celestial Group, Inc.†	2,580,000	—	990,000	1,590,000	—	—
Halla Engineering & Construction Corp.†	626,000	—	626,000	—	—	—
Heartland Payment Systems, Inc.†	2,970,000	30,000	1,800,000	1,200,000	319	—
Hyflux Water Trust†	19,500,000	—	19,500,000	—	—	—
Hyunjin Materials Co., Ltd.†	857,100	11,263	868,363	—	—	—
I. Kloukinas – I. Lappas SA†	1,824,000	—	1,824,000	—	—	—
InfoSpace.com, Inc.†	1,971,200	—	1,971,200	—	1,090	—
Intersil Corp., Class A†	3,125,000	3,815,000	2,413,000	4,527,000	2,104	—
IVRCL Infrastructures & Projects Ltd.†	9,025,000	—	8,770,000	255,000	—	—
Jackson Hewitt Tax Service Inc.†	1,796,000	—	1,796,000	—	323	—
John Bean Technologies Corp.*,†	702,717	804,200	403,797	1,103,120	246	—
Kaba Holding AG†	262,800	—	96,300	166,500	1,500	—
Kuoni Reisen Holding AG, Class B†	145,066	—	145,066	—	—	—
Major Drilling Group International Inc.†	1,500,000	—	1,500,000	—	230	—
Medicis Pharmaceutical Corp., Class A†	3,062,100	82,900	1,805,739	1,339,261	268	—
MEMSIC, Inc.†	1,191,536	—	1,191,536	—	—	—
Mentor Corp.†	1,700,700	—	1,700,700	—	—	—
Michaniki SA†	3,935,000	—	3,935,000	—	—	—
Michaniki SA, preference shares†	871,900	—	871,900	—	—	—
Mine Safety Appliances Co.†	1,627,300	295,200	600,900	1,321,600	1,233	—
Navitas Ltd.†	21,727,690	—	6,650,000	15,077,690	561	—
Nishimatsuya Chain Co., Ltd.†	5,565,000	—	5,565,000	—	219	—
OPTI Canada Inc.†	9,570,000	5,851,600	15,421,600	—	—	—
OPTI Canada Inc.†	5,851,600	—	5,851,600	—	—	—
OPTI Canada Inc., warrants,
expire 2008†	105,000	—	105,000	—	—	—
Peet’s Coffee & Tea, Inc.†	1,015,000	—	725,000	290,000	—	—
PetMed Express, Inc.†	1,500,000	—	1,500,000	—	—	—
Polo Resources Ltd.†	123,872,500	—	61,936,300	61,936,200	—	—
Power Integrations, Inc.†	1,775,200	—	1,775,200	—	87	—
Pyeong San Co., Ltd.†	1,220,171	—	1,220,171	—	—	—
Rhodia SA†	5,093,401	—	597,548	4,495,853	—	—
Schibsted ASA†	4,703,200	—	3,786,500	916,700	—	—
Solomon Mutual Savings Bank†	1,062,023	—	1,062,023	—	—	—
SourceForge, Inc.†	4,700,000	—	4,700,000	—	—	—
Superior Well Services, Inc.†	1,200,000	—	1,200,000	—	—	—
TaeWoong Co., Ltd.†	1,033,400	—	702,900	330,500	68	—
TICON Property Fund†	30,400,000	23,109,375	53,509,375	—	372	—
TK Corp.†	1,659,000	82,950	1,741,950	—	—	—
Trigon Agri A/S†	8,150,000	—	8,150,000	—	—	—
Tripod Technology Corp.†	30,494,514	—	30,494,514	—	—	—
UnionBank of the Philippines†	37,429,400	—	37,429,400	—	—	—
United Laboratories
International Holdings Ltd.†	71,242,000	—	71,242,000	—	—	—
ValueVision Media, Inc., Class A†	1,900,000	—	1,900,000	—	—	—
Vical Inc.†	2,250,279	—	1,225,000	1,025,279	—	—
					$39,656	$2,563,517

*This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2008; it was not publicly disclosed.
†Unaffiliated issuer at 6/30/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2009 (dollars in thousands):

Investment securities	Level 1	Level 2		Level 3	Total

Common stocks:
Industrials	$1,064,571	$1,373,924	*	$—	$2,438,495
Consumer discretionary	1,094,129	847,936	*	21,516	1,963,581
Health care	1,276,574	458,308	*	24	1,734,906
Information technology	1,138,161	584,885	*	48	1,723,094
Financials	815,038	762,625	*	—	1,577,663
Materials	285,153	624,518	*	169	909,840
Energy	430,228	341,775	*	8,411	780,414
Consumer staples	145,713	375,019	*	—	520,732
Telecommunication services	135,547	154,650	*	—	290,197
Utilities	24,954	244,966	*	—	269,920
Miscellaneous	328,103	379,356	*	—	707,459
Rights & warrants	368	2,864	*	8	3,240
Convertible securities	—	11,240		27,933	39,173
Bonds & notes	—	8,624		—	8,624
Short-term securities	—	1,365,082		—	1,365,082
Total	$6,738,539	$7,535,772		$58,109	$14,332,420

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2009 (dollars in thousands):

	Beginning value at 10/1/2008	Net sales	Net realized loss	Net unrealized depreciation	Net transfers out of Level 3	Ending value at 6/30/2009

Investment securities	$168,729	$(23,825)	$(10,050)	$(74,201)	$(2,544)	$58,109

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands):						$(85,985)

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local  trading; therefore, $6,111,091,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,856,765
Gross unrealized depreciation on investment securities	(2,842,458)
Net unrealized depreciation on investment securities	(985,693)
Cost of investment securities for federal income tax purposes	15,318,113

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-935-0809O-S21437

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2009

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: August 28, 2009